Property, Plant and Equipment, net	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, net	Property, Plant and Equipment, net

	Laboratory equipment	Leasehold improvements	Office equipment, furniture and others	Total
(In thousands)
As of January 1, 2024
Cost	$5,576	$762	$340	$6,678
Accumulated depreciation	(1,516)	(532)	(280)	(2,328)
Exchange difference	(73)	(3)	—	(76)
Net book value	$3,987	$227	$60	$4,274

Six months ended June 30, 2024
Opening net book value	$3,987	$227	$60	$4,274
Exchange difference	(25)	(1)	—	(26)
Additions	291	—	—	291
Transfers	—	—	—	—
Depreciation	(245)	(60)	(32)	(337)
Disposal	—	—	—	—
Closing net book value	$4,008	$166	$28	$4,202

As of June 30, 2024
Cost	$5,867	$762	$340	$6,969
Accumulated depreciation	(1,761)	(592)	(312)	(2,665)
Exchange difference	(98)	(4)	—	(102)
Net book value	$4,008	$166	$28	$4,202